[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

August 31, 2012

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:           Guggenheim Strategic Opportunities Fund POS 8C Filing

Ladies and Gentlemen:

            On behalf of Guggenheim Strategic Opportunities Fund (the "Fund"), we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended (the "Securities Act"), and the General Rules and Regulations of the Securities and Exchange Commission (the "Commission") thereunder, and the Investment Company Act of 1940, as amended, and the General Rules and Regulations of the Commission thereunder, one electronically signed Post-Effective Amendment (the "Amendment") to the Fund's Registration Statement on Form N-2 (the "Registration Statement").  The Registration Statement relates to the offering of the Fund’s common shares on a delayed or continuous basis in reliance on Rule 415 under the Securities Act. The Amendment is being filed for the purpose of including the Fund's financial statements for the Fiscal year ended May 31, 2012, and to make other non-material changes to the prospectus and statement of additional information.

   If you have any questions or require any further information with respect to this Registration Statement, please call me at (212) 735-3406 or Kevin Hardy at (312) 407-0641.

Very truly yours,

/s/ Michael K. Hoffman
Michael K. Hoffman

Enclosure